Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following table presents net loss per share and related information:

	Three Months Ended March 31,
	2022	2021

	(In thousands, except for per share data)
Basic and diluted:
Net loss	$(62,570)	$(32,325)
Weighted average common shares outstanding	334,919,905	275,958,168
Basic and diluted net loss per share	$(0.19)	$(0.12)
Earnings per share calculations for all periods prior to the Business Combination have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, net loss per share is calculated based on the weighted average number of common stock then outstanding.
Basic and dilutive net loss per share is computed by dividing the net loss for the period by the weighted average number of common stock outstanding during the period. Basic and diluted net loss per share attributable to common stockholders are presented in conformity with the two-class method required for participating securities. The 1,319,980 Sponsor Earnback Shares are securities that do not contractually entitle the holders of such shares to participate in nonforfeitable dividends and do not contractually obligate the holders of such shares to participate in losses. The condensed consolidated statements of operations and comprehensive loss reflects a net loss for the period presented and, accordingly, no loss amounts have been allocated to the Sponsor Earnback Shares. The
Sponsor Earnback Shares have also been excluded from basic and diluted net loss per share attributable to common stockholders as such shares of Virgin Orbit common stock are contingently recallable until the Sponsor Earnback Shares are no longer subject to transfer restrictions and contingent forfeiture provisions upon the satisfaction of the earnback triggering events.
As of March 31, 2022 and March 31, 2021, the Company has excluded the potential effect of warrants to purchase shares of common stock totaling 13,904,628 and 13,985,224 shares, respectively, and the potential effect of outstanding Virgin Orbit Options to purchase shares of common stock totaling 10,704,645 shares in the calculation of diluted loss per share, as the effect would be anti-dilutive due to losses incurred. The 1,015,190 Sponsor Earnback Warrants are excluded as the underlying shares are contingently recallable until the Sponsor Earnback Warrants are no longer subject to transfer restrictions and contingent forfeiture provisions upon the satisfaction of the earnback triggering events.
Net Loss Per Share
The following table presents net loss per share and related information:

	Years Ended December 31,
	2021	2020
	(In thousands, except for per share data)
Basic and diluted:
Net loss	$(157,291)	$(121,652)
Weighted average common shares outstanding	287,527,234	244,163,821
Basic and diluted net loss per share	$(0.55)	$(0.50)
Earnings per share calculations for all periods prior to the Business Combination have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, net loss per share is calculated based on the weighted average number of common stock then outstanding.
Basic and dilutive net loss per share is computed by dividing the net loss for the period by the weighted average number of common stock outstanding during the period. Basic and diluted net loss per share attributable to common stockholders are presented in conformity with the two-class method required for participating securities. The 1,319,980 Sponsor Earnback Shares are securities that do not contractually entitle the holders of such shares to participate in nonforfeitable dividends and do not contractually obligate the holders of such shares to participate in losses. The consolidated statements of operations and comprehensive loss reflects a net loss for the period presented and, accordingly, no loss amounts have been allocated to the Sponsor Earnback Shares. The Sponsor Earnback Shares have also been excluded from basic and diluted net loss per share attributable to common stockholders as such shares of Virgin Orbit common stock are contingently recallable until the Sponsor Earnback Shares are no longer subject to transfer restrictions and contingent forfeiture provisions upon the satisfaction of the earnback triggering events.
As of December 31, 2021 and 2020, the Company has excluded the potential effect of warrants to purchase shares of common stock totaling 13,904,628 shares and the potential effect of outstanding Virgin Orbit Options to purchase shares of common stock totaling 10,704,645 shares in the calculation of diluted loss per share, as the effect would be anti-dilutive due to losses incurred. The 1,015,190 Sponsor Earnback Warrants are excluded as the underlying shares are contingently recallable until the Sponsor Earnback Warrants are no longer subject to transfer restrictions and contingent forfeiture provisions upon the satisfaction of the earnback triggering events.